UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Patrick F. Quan
American Funds Fundamental Investors
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 94.26%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.39%
Apple Inc.1	1,938,800	$1,162,252
Microsoft Corp.	25,670,000	827,857
Texas Instruments Inc.	19,370,300	651,036
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,234,400	385,582
Taiwan Semiconductor Manufacturing Co. Ltd.	71,285,000	205,055
Google Inc., Class A1	903,400	579,296
Oracle Corp.	16,887,950	492,453
EMC Corp.1	15,810,000	472,403
Maxim Integrated Products, Inc.	12,687,000	362,721
Avago Technologies Ltd.	8,745,000	340,793
Amphenol Corp.	4,100,000	245,057
Samsung Electronics Co. Ltd.	181,711	204,476
Fidelity National Information Services, Inc.	5,583,600	184,929
Intuit Inc.	3,000,000	180,390
FLIR Systems, Inc.	6,450,000	163,249
Analog Devices, Inc.	4,000,000	161,600
ASML Holding NV	1,869,568	93,454
ASML Holding NV (New York registered)	1,240,000	62,174
Corning Inc.	11,020,000	155,162
TE Connectivity Ltd.	3,845,000	141,304
Rackspace Hosting, Inc.1	2,400,000	138,696
MasterCard Inc., Class A	300,000	126,162
ASM Pacific Technology Ltd.	8,460,000	123,432
Infineon Technologies AG	10,100,000	103,264
Microchip Technology Inc.	2,500,000	93,000
Arm Holdings PLC	8,000,000	75,752
Visa Inc., Class A	600,000	70,800
Linear Technology Corp.	1,860,000	62,682
Yahoo! Inc.1	3,795,000	57,760
First Solar, Inc.1	2,109,800	52,850
		7,975,641

CONSUMER DISCRETIONARY — 12.54%
Home Depot, Inc.	33,878,000	1,704,402
Amazon.com, Inc.1	3,142,800	636,449
Starbucks Corp.	9,000,000	503,010
Comcast Corp., Class A	13,665,000	410,087
Time Warner Inc.	10,775,000	406,756
Virgin Media Inc.	13,385,000	334,357
Walt Disney Co.	7,000,000	306,460
Macy’s, Inc.	5,200,000	206,596
Chipotle Mexican Grill, Inc.1	379,832	158,770
Johnson Controls, Inc.	4,100,000	133,168
McDonald’s Corp.	1,350,000	132,435
Shaw Communications Inc., Class B, nonvoting	6,000,000	126,900
Marriott International, Inc., Class A	3,352,545	126,894
BorgWarner Inc.1	1,500,000	126,510
Intercontinental Hotels Group PLC	5,110,000	118,760
DIRECTV, Class A1	2,250,000	111,015
Lowe’s Companies, Inc.	3,430,000	107,634
General Motors Co.1	4,000,000	102,600
Focus Media Holding Ltd. (ADR)	4,000,000	100,480
Daimler AG	1,650,000	99,489
SES SA, Class A (FDR)	4,000,000	99,254
Expedia, Inc.	2,957,500	98,899
Hyundai Mobis Co., Ltd.	313,000	79,144
Penn National Gaming, Inc.1	1,763,000	75,774
Ctrip.com International, Ltd. (ADR)1	2,500,000	54,100
Discovery Communications, Inc., Class A1	1,000,000	50,600
CarMax, Inc.1	875,000	30,319
J. C. Penney Co., Inc.	610,000	21,612
McGraw-Hill Companies, Inc.	400,000	19,388
Industria de Diseño Textil, SA	120,000	11,494
Liberty Media Corp., Class A1	65,785	5,799
		6,499,155

INDUSTRIALS — 11.84%
Union Pacific Corp.	5,905,000	634,669
Lockheed Martin Corp.	6,558,200	589,320
General Electric Co.	27,500,000	551,925
Parker Hannifin Corp.	6,350,000	536,892
Schneider Electric SA	6,688,764	437,030
Deere & Co.	4,515,000	365,263
European Aeronautic Defence and Space Co. EADS NV	7,000,000	286,659
Fastenal Co.	5,000,000	270,500
Aggreko PLC	6,589,717	237,156
Boeing Co.	2,700,000	200,799
Honeywell International Inc.	2,800,000	170,940
Cummins Inc.	1,410,000	169,256
Rockwell Automation	2,000,000	159,400
CSX Corp.	6,975,000	150,102
Joy Global Inc.	2,038,638	149,840
Precision Castparts Corp.	800,000	138,320
MTU Aero Engines Holding AG	1,697,405	136,713
Siemens AG	1,220,000	122,994
Waste Management, Inc.	3,400,000	118,864
Caterpillar Inc.	1,000,000	106,520
Ingersoll-Rand PLC	2,110,000	87,248
Stericycle, Inc.1	1,000,000	83,640
Meggitt PLC	12,134,211	78,392
General Dynamics Corp.	1,000,000	73,380
Ryanair Holdings PLC (ADR)1	1,850,000	67,118
Northrop Grumman Corp.	1,032,723	63,079
Grafton Group PLC, units2	15,037,000	62,571
PACCAR Inc	1,000,000	46,830
Vallourec SA	600,000	38,011
Dun & Bradstreet Corp.	49,228	4,171
		6,137,602

ENERGY — 11.72%
Royal Dutch Shell PLC, Class B (ADR)	6,362,700	449,397
Royal Dutch Shell PLC, Class A (ADR)	3,690,000	258,780
Suncor Energy Inc.	19,678,616	642,966
FMC Technologies, Inc.1	8,830,000	445,209
ConocoPhillips	5,500,000	418,055
Occidental Petroleum Corp.	4,374,244	416,559
Chevron Corp.	3,547,763	380,462
Crescent Point Energy Corp.	8,054,200	346,732
Cimarex Energy Co.	4,283,000	323,238
Denbury Resources Inc.1	14,590,000	265,976
Concho Resources Inc.1	2,365,000	241,419
Tenaris SA (ADR)	5,380,000	205,677
Baker Hughes Inc.	4,500,000	188,730
Hess Corp.	3,000,000	176,850
Imperial Oil Ltd.	3,608,739	163,966
Murphy Oil Corp.	2,740,000	154,180
Technip SA	1,225,000	144,312
Oceaneering International, Inc.	2,449,764	132,018
Noble Energy, Inc.	1,300,000	127,114
CONSOL Energy Inc.	3,700,000	126,170
Talisman Energy Inc.	9,750,000	122,850
TOTAL SA	1,850,000	94,351
Schlumberger Ltd.	1,300,000	90,909
Kinder Morgan, Inc.	1,895,000	73,242
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	52,058
Newfield Exploration Co.1	655,027	22,716
INPEX CORP.	1,500	10,130
		6,074,066

HEALTH CARE — 10.69%
Merck & Co., Inc.	39,451,664	1,514,944
Baxter International Inc.	13,986,755	836,128
Bristol-Myers Squibb Co.	21,950,000	740,812
Roche Holding AG	3,000,000	522,100
Pfizer Inc	15,720,000	356,215
Cardinal Health, Inc.	6,605,000	284,742
Gilead Sciences, Inc.1	5,050,000	246,693
Quest Diagnostics Inc.	3,500,000	214,025
Regeneron Pharmaceuticals, Inc.1	1,490,000	173,764
Laboratory Corporation of America Holdings1	1,300,000	119,002
AstraZeneca PLC (United Kingdom)	2,500,000	111,125
Intuitive Surgical, Inc.1	192,805	104,452
Vertex Pharmaceuticals Inc.1	2,045,000	83,866
Hospira, Inc.1	2,091,600	78,205
Aetna Inc.	1,470,000	73,735
Johnson & Johnson	1,000,000	65,960
UnitedHealth Group Inc.	210,000	12,377
Dendreon Corp.1	230,000	2,451
		5,540,596

FINANCIALS — 10.32%
Wells Fargo & Co.	22,195,200	757,744
Citigroup Inc.	17,321,000	633,083
American Express Co.	9,770,000	565,292
ACE Ltd.	5,300,000	387,960
Marsh & McLennan Companies, Inc.	8,620,000	282,650
Digital Realty Trust, Inc.	3,295,000	243,731
Goldman Sachs Group, Inc.	1,755,000	218,269
BlackRock, Inc.	1,000,000	204,900
Weyerhaeuser Co.	9,254,731	202,864
SunTrust Banks, Inc.	8,250,000	199,402
Jefferies Group, Inc.	9,885,000	186,233
PNC Financial Services Group, Inc.	2,600,000	167,674
Aon Corp.	3,360,000	164,842
Moody’s Corp.	3,360,000	141,456
XL Group PLC	6,000,000	130,140
U.S. Bancorp	3,957,000	125,358
AMP Ltd.	26,993,082	120,791
Industrial and Commercial Bank of China Ltd., Class H	148,206,500	95,617
CNO Financial Group, Inc.1	11,900,000	92,582
Travelers Companies, Inc.	1,500,000	88,800
American Tower Corp.	1,000,000	63,020
CapitalSource Inc.	6,860,954	45,282
Canadian Western Bank	1,500,000	43,882
Fairfax Financial Holdings Ltd.	107,500	43,389
Berkshire Hathaway Inc., Class A1	250	30,475
Berkshire Hathaway Inc., Class B1	87,000	7,060
New York Community Bancorp, Inc.	2,590,000	36,027
Synovus Financial Corp.	17,400,000	35,670
ICICI Bank Ltd.	600,000	10,484
ICICI Bank Ltd. (ADR)	105,000	3,661
AXA SA	600,000	9,947
Hospitality Properties Trust	223,018	5,903
HDFC Bank Ltd. (ADR)	150,000	5,115
		5,349,303

MATERIALS — 8.51%
Dow Chemical Co.	24,107,900	835,098
LyondellBasell Industries NV, Class A	13,155,000	574,216
Syngenta AG	1,300,000	449,463
FMC Corp.	3,089,000	327,001
Potash Corp. of Saskatchewan Inc.	6,700,000	306,123
E.I. du Pont de Nemours and Co.	5,500,000	290,950
Praxair, Inc.	2,305,000	264,245
Celanese Corp., Series A	4,600,000	212,428
Cliffs Natural Resources Inc.	2,760,000	191,158
Alcoa Inc.	16,000,000	160,320
Ecolab Inc.	2,500,000	154,300
Newmont Mining Corp.	2,500,000	128,175
CRH PLC	5,254,299	107,217
MeadWestvaco Corp.	3,350,000	105,826
Sigma-Aldrich Corp.	980,000	71,599
Nucor Corp.	1,500,000	64,425
Steel Dynamics, Inc.	4,248,000	61,766
HudBay Minerals Inc.	5,000,000	54,840
Rio Tinto PLC	700,000	38,583
Holcim Ltd	160,000	10,440
		4,408,173

CONSUMER STAPLES — 5.83%
Philip Morris International Inc.	7,650,000	677,866
Costco Wholesale Corp.	3,930,000	356,844
CVS/Caremark Corp.	6,705,000	300,384
PepsiCo, Inc.	4,050,000	268,717
Altria Group, Inc.	7,927,520	244,723
Kellogg Co.	3,500,000	187,705
British American Tobacco PLC	3,430,000	172,845
Diageo PLC	6,500,000	156,211
Unilever NV, depository receipts	4,290,000	145,986
Coca-Cola Amatil Ltd.	10,725,000	138,535
Tingyi (Cayman Islands) Holding Corp.	39,105,000	113,052
Kraft Foods Inc., Class A	2,790,000	106,048
Procter & Gamble Co.	1,255,100	84,355
C&C Group PLC	8,948,312	46,067
Pernod Ricard SA	100,000	10,456
Nestlé SA	160,000	10,068
China Yurun Food Group Ltd.	1,740,000	2,474
		3,022,336

UTILITIES — 2.47%
PG&E Corp.	7,277,000	315,895
Edison International	5,250,000	223,177
American Water Works Co., Inc.	5,700,000	193,971
National Grid PLC	15,615,000	157,475
NV Energy, Inc.	7,000,000	112,840
Exelon Corp.	2,370,200	92,935
PPL Corp.	2,912,201	82,299
Duke Energy Corp.	3,500,000	73,535
GDF SUEZ	1,000,000	25,834
		1,277,961

TELECOMMUNICATION SERVICES — 2.35%
Verizon Communications Inc.	19,600,000	749,308
Koninklijke KPN NV	16,220,000	178,426
SOFTBANK CORP.	4,800,000	141,906
América Móvil, SAB de CV, Series L (ADR)	4,450,000	110,494
AT&T Inc.	1,000,000	31,230
France Télécom SA	450,000	6,665
		1,218,029

MISCELLANEOUS — 2.60%
Other common stocks in initial period of acquisition		1,345,438

Total common stocks (cost: $36,616,929,000)		48,848,300

	Principal amount
Convertible securities — 0.03%	(000)

INDUSTRIALS — 0.03%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$12,275	16,679

Total convertible securities (cost: $12,275,000)		16,679

Short-term securities — 5.41%

Freddie Mac 0.055%–0.16% due 4/3–8/20/2012	714,430	714,217
U.S. Treasury Bills 0.046%–0.155% due 4/19–8/30/2012	603,150	602,997
Fannie Mae 0.06%–0.17% due 5/14–9/5/2012	294,900	294,802
Federal Farm Credit Banks 0.10%–0.18% due 5/17/2012–2/4/2013	280,600	280,385
Federal Home Loan Bank 0.06%–0.16% due 5/14–12/20/2012	228,500	228,459
Straight-A Funding LLC 0.18%–0.19% due 4/13–5/30/20123	170,024	170,001
JPMorgan Chase & Co. 0.18%–0.25% due 4/23–7/25/2012	68,400	68,381
Chariot Funding, LLC 0.19% due 5/2/20123	40,000	39,994
Coca-Cola Co. 0.15%–0.19% due 4/16–7/10/20123	81,000	80,984
Private Export Funding Corp. 0.11%–0.20% due 4/3–7/30/20123	72,355	72,310
Emerson Electric Co. 0.13%–0.14% due 5/17–6/13/20123	63,900	63,888
National Rural Utilities Cooperative Finance Corp. 0.12% due 4/26/2012	50,000	49,996
Abbott Laboratories 0.14% due 6/12/20123	35,000	34,993
Variable Funding Capital Company LLC 0.12% due 4/27/20123	33,600	33,597
eBay Inc. 0.13% due 6/5/20123	30,000	29,993
Bank of New York Co., Inc. 0.10% due 4/30/20123	25,000	24,998
Estée Lauder Companies Inc. 0.10% due 4/4/20123	15,000	15,000

Total short-term securities (cost: $2,804,994,000)		2,804,995

Total investment securities (cost: $39,434,198,000)		51,669,974
Other assets less liabilities		154,844

Net assets		$51,824,818

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $565,758,000, which represented 1.09% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2012, appear below.

						Value of
					Dividend	affiliate at
					income	3/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Grafton Group PLC, units	15,037,000	—	—	15,037,000	$934	$62,571

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and  address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$7,975,641	$—	$—	$7,975,641
Consumer discretionary	6,499,155	—	—	6,499,155
Industrials	6,137,602	—	—	6,137,602
Energy	6,074,066	—	—	6,074,066
Health care	5,540,596	—	—	5,540,596
Financials	5,349,303	—	—	5,349,303
Materials	4,408,173	—	—	4,408,173
Consumer staples	3,022,336	—	—	3,022,336
Utilities	1,277,961	—	—	1,277,961
Telecommunication services	1,218,029	—	—	1,218,029
Miscellaneous	1,345,438	—	—	1,345,438
Convertible securities	—	16,679	—	16,679
Short-term securities	—	2,804,995	—	2,804,995
Total	$48,848,300	$2,821,674	$—	$51,669,974

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,730,463
Gross unrealized depreciation on investment securities	(1,504,145)
Net unrealized appreciation on investment securities	12,226,318
Cost of investment securities for federal income tax purposes	39,443,656

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0512O-S29455

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2012